Submission	Jun. 23, 2026
Submission [Line Items]
Central Index Key	0001475456
Registrant Name	GROSVENOR REGISTERED MULTI-STRATEGY FUND (TI 2), LLC
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES